ADVANCES FROM FEDERAL HOME LOAN BANK	12 Months Ended
Dec. 31, 2012
ADVANCES FROM FEDERAL HOME LOAN BANK
ADVANCES FROM FEDERAL HOME LOAN BANK

Note 12—ADVANCES FROM FEDERAL HOME LOAN BANK

        Advances from the FHLB at December 31, 2012 and 2011, consisted of the following:

	December 31,
	2012		2011
(In thousands) Maturing	Amount	Rate	Amount	Rate
2012	—	—	1,000	0.36%
2013	—	—	4,000	3.58%
2015	4,000	4.22%	6,500	4.09%
After five years	32,344	4.13%	32,362	4.13%

	$36,344	4.14%	$43,862	3.99%

        As collateral for its advances, the Company has pledged in the form of blanket liens, eligible loans, in the amount of $43.8 million at December 31, 2012. In addition, securities with a fair value of approximately $3.8 million have been pledged as collateral for advances as of December 31, 2012. As collateral for its advances, the Company has pledged in the form of blanket liens, eligible loans, in the amount of $58.1 million at December 31, 2011. In addition, securities with a fair value of approximately $15.9 million have been pledged as collateral for advances as of December 31, 2011. Advances are subject to prepayment penalties. The average advances during 2012 and 2011 were $38.8 million and $56.0 million, respectively. The average interest rate for 2012 and 2011 was 4.15% and 3.84%, respectively. The maximum outstanding amount at any month end was $42.9 million and $64.8 million for 2012 and 2011.

        During the years ended December 31, 2012 and December 31, 2011, the Company prepaid advances in the amount of $9.1 million and $14.0 million, respectively, and realized losses on the early extinguishment of $217 thousand and $188 thousand, respectively. The Company did not prepay any advances for the year ended December 31, 2010.